UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2009

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS ENTERPRISE FUND (Class A, B and C)
- DREYFUS NATURAL RESOURCES FUND (Class A, B, C and I)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Enterprise Fund
June 30, 2009 (Unaudited)

Common Stocks--93.1%	Shares	Value ($)
Consumer Discretionary--7.5%
Ambassadors Group	25,790	355,128
Citi Trends	10,740 a	277,951
FGX International Holdings	85,413 a	972,000
Kenneth Cole Productions, Cl. A	56,120	394,524
Lions Gate Entertainment	29,820 a	166,992
Lumber Liquidators	27,240 a	429,302
Peet's Coffee & Tea	20,880 a	526,176
Pool	17,550	290,628
Texas Roadhouse, Cl. A	29,570 a	322,609
WMS Industries	7,920 a	249,559
		3,984,869
Consumer Staples--2.1%
Central Garden & Pet	28,310 a	311,127
Smart Balance	115,987 a	789,871
		1,100,998
Energy--2.1%
Arena Resources	21,630 a	688,915
Boots Coots	122,950 a	170,900
Natural Gas Services Group	19,620 a	260,946
		1,120,761
Exchange Traded Funds--9.6%
iShares Russell 2000 Growth Index
Fund	45,020	2,552,184
iShares Russell 2000 Index Fund	49,980	2,552,978
		5,105,162
Financial--4.4%
American Physicians	12,810	290,659
Danvers Bancorp	16,100	216,545
Hallmark Financial Services	58,500 a	418,275
MarketAxess Holdings	28,050 a	267,316
Riskmetrics Group	20,800 a	367,328
Tower Group	25,090	621,730
Westwood Holdings	4,280	178,947
		2,360,800
Health Care--14.1%
Accelrys	64,580 a	381,668
Acorda Therapeutics	7,930 a	223,547
Air Methods	13,580 a	371,549
Analogic	10,810	399,429
AngioDynamics	20,900 a	277,343
ATS Medical	153,440 a	504,818
Bruker	24,680 a	228,537
Chemed	3,720	146,866
Emeritus	2,690 a	35,535
Enzon Pharmaceuticals	27,710 a	218,078
ev3	25,020 a	268,214
Five Star Quality Care	154,930 a	295,916
Genomic Health	4,950 a	85,784
Greatbatch	21,380 a	483,402
Inspire Pharmaceuticals	37,410 a	208,000
Medarex	39,400 a	328,990
Metabolix	89,025 a	731,786
Natus Medical	32,660 a	376,896
Odyssey HealthCare	11,630 a	119,556
PharMerica	7,970 a	156,451
RTI Biologics	75,840 a	325,354
SonoSite	14,490 a	290,669
Varian	5,330 a	210,162
Vascular Solutions	30,220 a	236,320
Volcano	27,869 a	389,609
Zoll Medical	13,120 a	253,741
		7,548,220
Industrials--16.2%
A.O. Smith	11,630	378,789

Administaff	21,070	490,299
Applied Industrial Technologies	10,640	209,608
Astec Industries	15,130 a	449,210
Columbus McKinnon	20,420 a	258,313
Duff & Phelps	14,120	251,054
EnerSys	23,960 a	435,832
First Advantage, Cl. A	19,850 a	301,919
Geo Group	10,804 a	200,738
Great Lakes Dredge and Dock	60,730	290,289
ICF International	31,847 a	878,659
II-VI	8,860 a	196,426
Jinpan International	38,930	1,114,955
Lantronix (warrants)	573 a	0
Layne Christensen	39,730 a	812,479
Michael Baker	5,180 a	219,425
Northwest Pipe	20,388 a	708,687
Orion Marine Group	8,194 a	155,686
Spherion	88,970 a	366,556
Team	17,790 a	278,769
Trex	48,340 a	646,306
		8,643,999
Information Technology--24.1%
3PAR	61,730 a	765,452
Advanced Analogic Technologies	59,540 a	273,289
AsiaInfo Holdings	8,400 a	144,564
ATMI	25,950 a	403,004
Brocade Communications Systems	83,650 a	654,143
Cogo Group	29,100 a	173,727
CyberSource	39,260 a	600,678
DTS	10,730 a	290,461
Ebix	12,540 a	392,753
FEI	19,840 a	454,336
Harris Stratex Networks, Cl. A	45,060 a	291,989
infoGROUP	61,940 a	353,677
Intermec	46,180 a	595,722
Keynote Systems	45,730 a	349,377
Limelight Networks	59,500 a	261,800
Liquidity Services	73,098 a	720,746
Littelfuse	16,520 a	329,739
Mellanox Technologies	23,570 a	283,547
Microtune	374,610 a	876,587
NETGEAR	18,370 a	264,712
O2Micro International, ADR	164,390 a	821,950
Patni Computer Systems, ADR	42,330	463,937
Perficient	147,265 a	1,029,382
SMART Modular Technologies	81,250 a	184,438
Techwell	70,080 a	595,680
Ultratech	33,120 a	407,707
Verigy	25,740 a	313,256
Vishay Intertechnology	46,170 a	313,494
Volterra Semiconductor	19,970 a	262,406
		12,872,553
Materials--7.6%
Aurizon Mines	37,085 a	131,652
Balchem	38,980	955,790
H.B. Fuller	23,170	434,901
Landec	62,630 a	425,258
New Gold	83,650 a	223,346
Seabridge Gold	47,310 a	1,227,221
Sensient Technologies	15,990	360,894
Universal Stainless & Alloy
Products	17,630 a	286,840
		4,045,902
Software--5.4%
Cogent	31,230 a	335,098
Datalink	58,524 a	248,727
Double-Take Software	49,685 a	429,775
JDA Software Group	33,040 a	494,278
PC-Tel	12,000 a	64,200
SupportSoft	132,910 a	289,744
Technitrol	111,630	722,246

ValueClick	27,150 a	285,618
		2,869,686
Total Common Stocks
(cost $44,126,619)		49,652,950

Other Investment--4.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,602,000)	2,602,000 [b]	2,602,000
Total Investments (cost $46,728,619)	98.0%	52,254,950
Cash and Receivables (Net)	2.0%	1,082,393
Net Assets	100.0%	53,337,343

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $46,728,619. Net unrealized appreciation on investments was $5,526,331 of which $8,187,662 related to appreciated investment securities and $2,661,331 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contract	Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
Russell 2000 Mini	24	1,217,280	September 2009	(4,138)

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic	43,261,901	-	-	43,261,901
Equity Securities - Foreign	1,285,887	-	-	1,285,887
Mutual Funds/ETFs	7,707,162			7,707,162
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	(4,138)	-	-	(4,138)
† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2009 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Chemicals--3.3%
Celanese, Ser. A	15,570	369,787
Potash Corp of Saskatchewan	3,370	313,579
Praxair	2,410	171,279
		854,645
Coal & Consumable Fuels--2.8%
Consol Energy	13,920	472,723
Peabody Energy	8,090	243,994
		716,717
Construction Materials--.6%
Martin Marietta Materials	1,880 a	148,294
Containers & Packaging--1.7%
Crown Holdings	9,110 b	219,915
Pactiv	9,800 b	212,660
		432,575
Diversified Metals & Mining--5.2%
BHP Billiton, ADR	7,520 a	411,570
Freeport-McMoRan Copper & Gold	18,840	944,072
		1,355,642
Energy--1.7%
Noble Energy	7,630	449,941
Gold--5.7%
Agnico-Eagle Mines	8,690	456,051
Goldcorp	29,160	1,013,310
		1,469,361
Industrials--3.4%
Gamesa Corp Tecnologica	10,130	191,990
McDermott International	12,710 b	258,140
Vestas Wind Systems	5,935 b	425,410
		875,540
Integrated Oil & Gas--26.9%
BG Group	40,570	679,471
Canadian Natural Resources	4,660	244,603
Chevron	19,870	1,316,388
ConocoPhillips	19,330	813,020
Hess	11,780	633,175
Marathon Oil	14,780	445,321
Occidental Petroleum	22,830	1,502,442
Petroleo Brasileiro, ADR	13,970	572,491
Suncor Energy	24,710	749,701
		6,956,612
Oil & Gas Drilling--4.6%
Diamond Offshore Drilling	5,110 a	424,386
Helmerich & Payne	10,440 a	322,283
Hercules Offshore	32,620 a,b	129,501
Transocean	4,254 b	316,030
		1,192,200
Oil & Gas Equipment & Services--11.5%
Cameron International	10,440 b	295,452
Halliburton	30,290	627,003
Hornbeck Offshore Services	14,110 b	301,813
Schlumberger	18,640	1,008,610
Smith International	7,640	196,730
Weatherford International	28,420 b	555,895

		2,985,503
Oil & Gas Exploration & Production--23.2%
Anadarko Petroleum	14,280	648,169
Apache	4,510	325,397
Chesapeake Energy	22,400	444,192
Concho Resources	7,519 b	215,720
Continental Resources	8,227 a,b	228,299
Devon Energy	9,440	514,480
EOG Resources	9,340	634,373
EXCO Resources	22,960 b	296,643
PetroHawk Energy	13,529 b	301,697
Range Resources	11,850	490,709
Southwestern Energy	24,880 b	966,588
Ultra Petroleum	6,670 b	260,130
XTO Energy	17,905	682,897
		6,009,294
Oil & Gas Refining & Marketing--.7%
Frontier Oil	14,420	189,046
Oil & Gas Storage & Transportation--2.1%
Williams Cos.	34,750	542,448
Paper & Forest Products--1.4%
International Paper	23,750	359,338
Steel--.9%
Tenaris, ADR	8,350	225,784
Utilities--2.7%
EQT	6,140	214,347
Questar	7,840	243,510
Sempra Energy	4,820	239,217
		697,074
Total Common Stocks
(cost $26,833,231)		25,460,014

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $521,000)	521,000 [c]	521,000
Investment of Cash Collateral for
Securities Loaned--4.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,149,666)	1,149,666 [c]	1,149,666
Total Investments (cost $28,503,897)	104.8%	27,130,680
Liabilities, Less Cash and Receivables	(4.8%)	(1,249,661)
Net Assets	100.0%	25,881,019

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is
$1,111,405 and the total market value of the collateral held by the fund is $1,149,666.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $28,503,897. Net unrealized depreciation on investments was $1,373,217 of which $2,508,940 related to appreciated investment securities and $3,882,157 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical investments.
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic	22,953,298	-	-	22,953,298
Equity Securities - Foreign	2,506,716		-	2,506,716
Mutual Funds	1,670,666	-	-	1,670,666
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)